UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

Catholic Investor Core Bond Fund

(formerly, Knights of Columbus Core Bond Fund)

Catholic Investor Limited Duration Bond Fund

(formerly, Knights of Columbus Limited Duration Bond Fund)

Catholic Investor Large Cap Growth Fund

(formerly, Knights of Columbus Large Cap Growth Fund)

Catholic Investor Large Cap Value Fund

(formerly, Knights of Columbus Large Cap Value Fund)

Catholic Investor Small Cap Fund

(formerly, Knights of Columbus Small Cap Equity Fund)

Catholic Investor International Equity Fund

(formerly, Knights of Columbus International Equity Fund)

Semi-Annual Report	April 30, 2018

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.4%
	Face Amount	Value
CONSUMER DISCRETIONARY — 0.7%
DR Horton
4.000%, 02/15/20	$250,000	$253,362
Viacom
6.875%, 04/30/36	250,000	290,503

		543,865

CONSUMER STAPLES — 4.8%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	311,236
Bacardi
5.150%, 05/15/38 (A)	390,000	386,716
Brown-Forman
4.000%, 04/15/38	385,000	383,404
Bunge Finance
3.250%, 08/15/26	250,000	229,306
Conagra Brands
3.200%, 01/25/23	235,000	230,651
Constellation Brands
4.750%, 12/01/25	250,000	258,896
Kraft Heinz Foods
5.000%, 06/04/42	300,000	293,509
McCormick
4.200%, 08/15/47	300,000	293,942
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	238,066
Smithfield Foods
4.250%, 02/01/27 (A)	250,000	243,999
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	238,181

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Tyson Foods
2.250%, 08/23/21	$330,000	$317,562
Walgreens Boots Alliance
4.500%, 11/18/34	300,000	291,952

		3,717,420

ENERGY — 3.8%
Apache
6.000%, 01/15/37	250,000	280,530
Cenovus Energy
5.700%, 10/15/19	250,000	257,625
ConocoPhillips
4.150%, 11/15/34	250,000	252,985
Devon Energy
5.600%, 07/15/41	250,000	275,754
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	370,774
Kerr-McGee
7.125%, 10/15/27	250,000	284,862
Marathon Oil
3.850%, 06/01/25	200,000	196,195
MarkWest Energy Partners
4.875%, 06/01/25	375,000	374,988
Noble Energy
8.000%, 04/01/27	250,000	305,709
Western Gas Partners
4.000%, 07/01/22	335,000	331,983

		2,931,405

FINANCIALS — 14.9%
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)	449,225	449,944
Aon
3.875%, 12/15/25	200,000	198,150
Ares Capital
4.250%, 03/01/25	450,000	432,450
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	380,000	379,239
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Year Curr+1.432%, 12/15/32	355,000	334,378
1.900%, 08/27/21	250,000	239,273
Brookfield Finance
4.250%, 06/02/26	250,000	246,872
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	330,000	363,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citigroup
4.750%, 05/18/46	$250,000	$243,683
Compass Bank
2.875%, 06/29/22	250,000	240,667
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	287,521
Discover Financial Services
3.850%, 11/21/22	250,000	247,541
E*TRADE Financial
3.800%, 08/24/27	300,000	287,146
First Republic Bank
4.375%, 08/01/46	250,000	241,953
General Motors Financial
3.700%, 05/09/23	250,000	246,054
Goldman Sachs Group
3.500%, 01/23/25	300,000	289,922
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%, 07/15/66	380,000	379,762
Legg Mason
5.625%, 01/15/44	300,000	319,375
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	293,000	320,103
Main Street Capital
4.500%, 12/01/22	335,000	330,379
Morgan Stanley MTN
4.875%, 11/01/22	300,000	311,423
National City
6.875%, 05/15/19	300,000	312,342
Neuberger Berman Group
4.500%, 03/15/27 (A)	250,000	250,222
Nuveen Finance
4.125%, 11/01/24 (A)	800,000	802,465
PennantPark Investment
4.500%, 10/01/19	250,000	249,367
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	300,000	323,625
Prospect Capital
5.000%, 07/15/19	380,000	383,576
Regions Financial
3.200%, 02/08/21	250,000	248,730
Santander Holdings USA
2.700%, 05/24/19	163,000	162,306
Stifel Financial
4.250%, 07/18/24	335,000	331,946
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	300,000	295,890

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Synchrony Bank
3.000%, 06/15/22	$250,000	$240,404
Synovus Financial
3.125%, 11/01/22	315,000	301,802
TCP Capital
4.125%, 08/11/22	335,000	318,394
TPG Specialty Lending
4.500%, 01/22/23	370,000	365,078
Westpac Banking MTN
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	250,000	244,635
Willis North America
3.600%, 05/15/24	250,000	242,422

		11,462,039

HEALTH CARE — 0.9%
Amgen
3.200%, 11/02/27	335,000	313,172
CVS Health
5.050%, 03/25/48	390,000	396,200

		709,372

INDUSTRIALS — 3.4%
AerCap Ireland Capital
3.500%, 05/26/22	325,000	319,215
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	458,269	448,783
CNH Industrial MTN
3.850%, 11/15/27	335,000	320,459
FLIR Systems
3.125%, 06/15/21	250,000	247,622
Ingersoll-Rand Global Holding
4.300%, 02/21/48	380,000	368,830
Masco
6.500%, 08/15/32	317,000	359,511
Pitney Bowes
3.625%, 09/15/20	275,000	271,563
Rockwell Collins
4.350%, 04/15/47	250,000	240,608

		2,576,591

INFORMATION TECHNOLOGY — 1.1%
Amphenol
2.200%, 04/01/20	300,000	295,392
Avnet
3.750%, 12/01/21	250,000	248,214
Microsoft
3.700%, 08/08/46	350,000	335,811

		879,417

MATERIALS — 3.2%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	377,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Celanese US Holdings
4.625%, 11/15/22	$350,000	$361,008
CF Industries
4.500%, 12/01/26 (A)	300,000	300,348
Glencore Funding
4.125%, 05/30/23 (A)	250,000	249,075
Martin Marietta Materials
6.250%, 05/01/37	250,000	287,120
Mosaic
3.250%, 11/15/22	335,000	323,776
Nucor
5.200%, 08/01/43	300,000	339,572
Sherwin-Williams
4.500%, 06/01/47	250,000	244,936

		2,483,162

REAL ESTATE — 1.7%
Crown Castle International
3.150%, 07/15/23	365,000	352,130
SL Green Operating Partnership
3.250%, 10/15/22	300,000	290,662
STORE Capital
4.500%, 03/15/28	380,000	372,497
Vornado Realty
5.000%, 01/15/22	300,000	312,646

		1,327,935

TELECOMMUNICATION SERVICES — 0.8%
Crown Castle Towers
3.222%, 05/15/22 (A)	300,000	297,012
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	300,000	294,213

		591,225

UTILITIES — 2.1%
Emera US Finance
4.750%, 06/15/46	250,000	249,143
Fortis
2.100%, 10/04/21	250,000	239,060
IPALCO Enterprises
3.700%, 09/01/24	305,000	295,265
NiSource
3.490%, 05/15/27	250,000	239,570
Sempra Energy
4.000%, 02/01/48	365,000	334,226
Spire
3.543%, 02/27/24	250,000	244,319

		1,601,583

Total Corporate Obligations (Cost $29,399,294)		28,824,014

U.S. TREASURY OBLIGATIONS — 16.3%
	Face Amount	Value
U.S. Treasury Bonds
4.625%, 02/15/40	$1,300,000	$1,628,859
3.750%, 08/15/41	1,450,000	1,616,014
3.000%, 05/15/45	1,725,000	1,696,430
U.S. Treasury Notes
2.250%, 08/15/27	1,800,000	1,699,945
1.875%, 01/31/22	1,800,000	1,746,423
1.875%, 08/31/22	750,000	723,252
1.750%, 11/30/19	650,000	643,068
1.625%, 02/15/26	1,800,000	1,637,859
1.500%, 02/28/23	1,270,000	1,196,429

Total U.S. Treasury Obligations (Cost $13,055,918)		12,588,279

MORTGAGE-BACKED SECURITIES — 15.5%

Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A)(B)	392,856	390,540
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	532,635	529,597
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(B)	336,943	335,022
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	412,130
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A)(B)	134,742	133,167
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	371,408	376,843
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	100,000	96,737
FNMA
3.500%, 12/01/47	733,823	729,235
FREMF Mortgage Trust, Ser 2012-K21, Cl B
4.071%, 07/25/45 (A)(B)	280,000	282,879
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.981%, 01/25/47 (A)(B)	500,000	507,093
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.742%, 07/25/46 (A)(B)	160,000	159,293
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)	244,548	282,729
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	502,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/47 (A)(B)	$473,250	$470,883
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/46 (A)(B)	429,640	427,458
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A)(B)	559,682	555,438
JPMorgan Mortgage Trust, Ser 2017-1, Cl A5
3.500%, 01/25/47 (A)(B)	227,512	226,641
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	219,855	218,876
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/48 (A)(B)	578,197	572,370
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (A)(B)	231,266	228,935
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.736%, 07/25/44 (A)(B)	370,903	368,118
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.697%, 06/25/46 (A)(B)	405,226	402,791
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/48	400,000	398,782
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	510,529
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (A)(B)	393,336	390,355
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A)(B)	351,862	350,295
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	304,238	298,826
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	488,023	486,765
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A)(B)	187,887	186,703
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	262,590	258,569
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (A)(B)	227,437	226,211

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46 (A)(B)	$110,047	$108,732
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A)(B)	206,708	205,261
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	306,646	301,879

Total Mortgage-Backed Securities (Cost $12,280,773)		11,932,640

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 13.2%

FHLMC
4.000%, 02/01/47	1,343,804	1,373,562
3.500%, 11/01/44	1,124,232	1,122,797
3.500%, 04/01/46	762,036	759,334
3.000%, 02/01/45	1,003,625	972,831
3.000%, 08/01/45	462,871	447,904
3.000%, 02/01/48	739,561	713,543
2.500%, 02/01/30	576,933	561,143
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	479,142
FNMA
4.500%, 02/01/41	1,208,282	1,271,718
4.000%, 03/01/35	436,581	446,974
4.000%, 01/01/42	866,485	889,221
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	647,744	645,085
GNMA, Ser 2015-47, Cl AE
2.900%, 11/16/55 (B)	507,187	497,726

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $10,529,498)		10,180,980

ASSET-BACKED SECURITIES — 10.7%

ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44 (A)	100,000	97,290
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	496,082
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/41 (A)	421,875	410,682
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	62,500	61,486
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	220,396	220,366
Drug Royalty III, Ser 2017-1A, Cl A1
4.848%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	206,672	207,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	$300,000	$299,696
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/21 (A)	191,198	190,127
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	450,000	446,083
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	186,900	183,731
JPMorgan Mortgage Trust, Ser 2018-1, Cl A5
3.500%, 06/25/48 (A)(B)	951,201	951,127
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 10/26/48 (A)(B)	317,870	315,309
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	290,000	284,067
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	297,903
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	225,746	224,366
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (A)(B)	736,137	732,307
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	102,563	102,336
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26 (A)	315,862	314,300
Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A2A
1.740%, 08/17/20	500,000	497,016
Trinity Rail Leasing, Ser 2012-1A, Cl A2
3.525%, 01/15/43 (A)	395,000	391,522
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47 (A)	280,000	268,661
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	587,853	583,902
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	379,668	370,873

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	$295,000	$292,396

Total Asset-Backed Securities (Cost $8,353,089)		8,239,259

MUNICIPAL BONDS — 2.3%

Alabama State, Economic Settlement Authority, Ser B
4.263%, 09/15/32	375,000	384,971
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)	400,000	472,497
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	300,000
Texas A&M University, Ser D
3.822%, 05/15/47	480,000	471,130
Virginia State, Port Authority, Ser A
2.784%, 07/01/24	150,000	143,420

Total Municipal Bonds (Cost $1,794,681)		1,772,018

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%

FFCB
2.670%, 05/12/27	500,000	468,655
FNMA
1.250%, 08/23/19	1,000,000	984,706

Total U.S. Government Agency Obligations (Cost $1,499,728)		1,453,361

SOVEREIGN DEBT — 0.6%

Province of Quebec
2.500%, 04/20/26	500,000	470,757

(Cost $498,777)		470,757

Total Investments — 97.9% (Cost $77,411,758)		$75,461,308

Percentages based on Net Assets of $77,098,399.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2018 was $19,722,613 and represented 25.6% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2018 (Unaudited)

Cl — Class

FFCB — Federal Farm Credit Banks

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

As of April 30, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2018, securities with a total value of $576,895 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the six-month period ended April 30, 2018. All transfers, if any, were considered to have occurred as of the end of the period. For the six-month period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 51.0%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.7%
BorgWarner
8.000%, 10/01/19	$430,000	$458,750
Dollar Tree
3.055%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20	495,000	496,417
DR Horton
2.550%, 12/01/20	475,000	466,113
Ford Motor Credit
2.835%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	451,848
General Motors Financial
3.150%, 01/15/20	475,000	474,536
Viacom
5.625%, 09/15/19	300,000	308,760

		2,656,424

CONSUMER STAPLES — 7.0%
Alimentation Couche-Tard
2.350%, 12/13/19 (A)	470,000	463,704
Anheuser-Busch InBev Worldwide
3.052%, VAR ICE LIBOR USD 3 Month+0.740%, 01/12/24	410,000	416,486
Bunge Finance
8.500%, 06/15/19	300,000	317,235
Campbell Soup
2.775%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	413,173

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Constellation Brands
3.875%, 11/15/19	$300,000	$303,713
2.250%, 11/06/20	115,000	112,386
Danone
1.691%, 10/30/19 (A)	250,000	245,037
General Mills
3.363%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	495,590
Hillshire Brands
4.100%, 09/15/20	245,000	249,136
JM Smucker
2.200%, 12/06/19	1,000,000	987,465
Kraft Heinz Foods
2.800%, 07/02/20	300,000	297,817
Molson Coors Brewing
1.900%, 03/15/19	300,000	297,779
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (A)	300,000	294,061
Pernod Ricard
5.750%, 04/07/21 (A)	415,000	442,411
Smithfield Foods
2.700%, 01/31/20 (A)	300,000	295,325
Suncorp-Metway MTN
2.375%, 11/09/20 (A)	50,000	48,824
Suntory Holdings
2.550%, 09/29/19 (A)	250,000	248,010
Tyson Foods
2.250%, 08/23/21	360,000	346,430
Walgreens Boots Alliance
2.700%, 11/18/19	250,000	249,133
Wm Wrigley Jr
3.375%, 10/21/20 (A)	366,000	368,032

		6,891,747

ENERGY — 4.1%
BG Energy Capital
4.000%, 12/09/20 (A)	350,000	356,453
Canadian Oil Sands
7.750%, 05/15/19 (A)	250,000	260,364
Cenovus Energy
5.700%, 10/15/19	470,000	484,336
Encana
6.500%, 05/15/19	250,000	258,553
EnLink Midstream Partners
2.700%, 04/01/19	300,000	298,793
Equities
3.078%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	350,778
Marathon Oil
2.700%, 06/01/20	250,000	246,312

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Nabors Industries
9.250%, 01/15/19	$300,000	$309,375
NuStar Logistics
4.800%, 09/01/20	300,000	299,250
ONEOK Partners
8.625%, 03/01/19	300,000	313,668
Phillips 66
3.098%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20 (A)	190,000	190,034
2.606%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/21	305,000	305,590
Schlumberger Holdings
3.000%, 12/21/20 (A)	300,000	298,338
Shell International Finance BV
2.000%, 11/15/18	10,000	9,984
1.900%, 08/10/18	5,000	4,997

		3,986,825

FINANCIALS — 16.5%
Ally Financial
4.125%, 03/30/20	500,000	502,500
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/49	500,000	501,250
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)	575,310	576,231
ANZ New Zealand International
3.362%, VAR ICE LIBOR USD 3 Month+1.000%, 01/25/22 (A)	600,000	608,213
Ares Capital
3.875%, 01/15/20	450,000	452,139
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	405,522
Bank of Montreal MTN
2.746%, VAR ICE LIBOR USD 3 Month+0.790%, 08/27/21	250,000	252,647
BB&T MTN
2.150%, 02/01/21	415,000	404,599
Capital One Financial
2.400%, 10/30/20	470,000	459,317
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	410,000	451,000
Citigroup
2.985%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	415,000	422,055

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citizens Bank
2.754%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	$250,000	$250,115
Commonwealth Bank of Australia
2.845%, VAR ICE LIBOR USD 3 Month+0.700%, 03/16/23 (A)	495,000	496,684
Compass Bank
2.875%, 06/29/22	475,000	457,267
Daimler Finance North America
2.300%, 02/12/21 (A)	165,000	160,631
1.500%, 07/05/19 (A)	250,000	246,074
Discover Bank
3.100%, 06/04/20	470,000	467,635
First Horizon National
3.500%, 12/15/20	470,000	471,179
First Republic Bank
2.375%, 06/17/19	250,000	248,186
Goldman Sachs Group
3.472%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/22	475,000	481,493
Iberdrola Finance Ireland DAC
5.000%, 09/11/19 (A)	450,000	461,012
JPMorgan Chase
2.200%, 10/22/19	475,000	470,692
KeyCorp MTN
2.900%, 09/15/20	475,000	471,649
Main Street Capital
4.500%, 12/01/22	415,000	409,275
Metropolitan Life Global Funding I
1.550%, 09/13/19 (A)	300,000	294,670
Morgan Stanley
2.650%, 01/27/20	475,000	472,117
National Australia Bank
2.250%, 01/10/20	100,000	98,651
National Bank of Canada
2.200%, 11/02/20	470,000	457,867
National City
6.875%, 05/15/19	300,000	312,342
Nuveen Finance
2.950%, 11/01/19 (A)	250,000	249,125
PennantPark Investment
4.500%, 10/01/19	300,000	299,240
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	453,075
Principal Life Global Funding II MTN
2.150%, 01/10/20 (A)	300,000	295,415

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Prospect Capital
5.000%, 07/15/19	$500,000	$504,705
Regions Bank
2.750%, 04/01/21	480,000	472,069
Santander Holdings USA
2.700%, 05/24/19	254,000	252,918
Stifel Financial
3.500%, 12/01/20	300,000	299,407
SunTrust Bank
2.250%, 01/31/20	300,000	296,171
TCP Capital
4.125%, 08/11/22	415,000	394,428
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	9,978
Wells Fargo MTN
3.242%, VAR ICE LIBOR USD 3 Month+0.880%, 07/22/20	500,000	505,902
Willis Towers Watson
5.750%, 03/15/21	470,000	496,230

		16,291,675

HEALTH CARE — 1.5%
Anthem
2.500%, 11/21/20	470,000	462,116
CVS Health
2.777%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/21	500,000	504,595
Zimmer Biomet Holdings
2.928%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	500,843

		1,467,554

INDUSTRIALS — 5.5%
Air Lease
2.500%, 03/01/21	575,000	559,822
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	374,253	366,506
Amphenol
2.550%, 01/30/19	50,000	49,942
Arconic
6.150%, 08/15/20	402,000	421,095
Caterpillar Financial Services MTN
2.100%, 01/10/20	250,000	247,022
CNH Industrial Capital
4.375%, 11/06/20	435,000	443,700
CRH America
5.750%, 01/15/21	340,000	359,408
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	425,000	442,646

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Johnson Controls
4.250%, 03/01/21	$450,000	$459,670
Masco
7.125%, 03/15/20	463,000	493,757
Penske Truck Leasing LP
3.200%, 07/15/20 (A)	415,000	414,216
Pitney Bowes
3.625%, 09/15/20	415,000	409,813
Rockwell Collins
1.950%, 07/15/19	380,000	375,094
Roper Technologies
6.250%, 09/01/19	100,000	104,173
Siemens Financieringsmaatschappij
2.755%, VAR ICE LIBOR USD 3 Month+0.610%, 03/16/22 (A)	300,000	303,412

		5,450,276

INFORMATION TECHNOLOGY — 1.4%
Amphenol
2.200%, 04/01/20	300,000	295,391
Analog Devices
2.850%, 03/12/20	500,000	498,202
Broadcom
2.375%, 01/15/20	300,000	295,728
Hewlett Packard Enterprise
2.100%, 10/04/19 (A)	340,000	335,350

		1,424,671

MATERIALS — 6.2%
Anglo American Capital
4.450%, 09/27/20 (A)	450,000	466,986
ArcelorMittal
5.125%, 06/01/20	438,000	451,140
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+4.971%, 10/19/75 (A)	400,000	420,228
Celanese US Holdings
5.875%, 06/15/21	421,000	448,552
CF Industries
3.400%, 12/01/21 (A)	500,000	492,591
Eastman Chemical
2.700%, 01/15/20	250,000	248,523
EI du Pont de Nemours
2.888%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/20	650,000	651,740
Glencore Funding
2.875%, 04/16/20 (A)	264,000	261,132
Martin Marietta Materials
2.702%, VAR ICE LIBOR USD 3 Month+0.500%, 12/20/19	170,000	170,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
2.554%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/20	$300,000	$301,193
Packaging Corp of America
2.450%, 12/15/20	470,000	460,528
RPM International
6.125%, 10/15/19	475,000	494,788
Sherwin-Williams
2.250%, 05/15/20	300,000	294,835
Solvay Finance America
3.400%, 12/03/20 (A)	400,000	400,191
Vulcan Materials
2.725%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	299,568
2.570%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	195,000	195,323

		6,057,814

REAL ESTATE — 1.8%
American Campus Communities Operating Partnership
3.350%, 10/01/20	470,000	469,261
American Tower
2.800%, 06/01/20	300,000	297,496
Kimco Realty
3.200%, 05/01/21	415,000	412,743
Liberty Property
4.750%, 10/01/20	139,000	143,237
Vornado Realty
5.000%, 01/15/22	470,000	489,813

		1,812,550

TELECOMMUNICATION SERVICES — 0.7%
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	400,000	392,284
Vodafone Group
4.375%, 03/16/21	300,000	308,733

		701,017

UTILITIES — 3.6%
Dominion Energy
4.104%, 04/01/21	460,000	466,836
Duquesne Light Holdings
6.400%, 09/15/20 (A)	340,000	361,387
Emera US Finance
2.700%, 06/15/21	400,000	389,631
IPALCO Enterprises
3.450%, 07/15/20	300,000	299,250
Mississippi Power
2.942%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/20	430,000	430,113

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
National Grid North America MTN
2.375%, 09/30/20	$250,000	$244,776
Pennsylvania Electric
5.200%, 04/01/20	415,000	426,859
Sempra Energy
2.848%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	475,804
Spire
2.550%, 08/15/19	180,000	178,277
United Utilities
4.550%, 06/19/18	250,000	250,525

		3,523,458

Total Corporate Obligations (Cost $50,875,800)		50,264,011

U.S. TREASURY OBLIGATIONS — 17.5%

U.S. Treasury Notes
1.875%, 06/30/20	4,475,000	4,413,469
1.625%, 07/31/19	2,350,000	2,328,611
1.500%, 11/30/19	1,480,000	1,458,725
1.375%, 03/31/20	6,910,000	6,766,672
0.875%, 06/15/19	2,350,000	2,312,271

Total U.S. Treasury Obligations (Cost $17,373,769)		17,279,748

MORTGAGE-BACKED SECURITIES — 14.5%

Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(B)	673,887	670,043
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A)(B)	392,856	390,540
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	637,462	633,827
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	467,294	456,040
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A)(B)	188,639	186,434
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	371,408	376,843
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/47	247,774	248,140
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.053%, 07/25/44 (A)(B)	380,000	379,674
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.981%, 01/25/47 (A)(B)	500,000	507,093

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	$23,074	$23,354
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2
2.924%, 01/10/47	312,943	313,149
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43 (A)	212,668	217,143
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46 (A)	205,001	204,839
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1
1.891%, 12/15/49	395,895	388,734
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/46 (A)(B)	749,035	738,491
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/46 (A)(B)	599,273	596,230
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/47 (A)(B)	596,706	593,722
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A)(B)	683,409	678,226
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/47 (A)(B)	562,483	560,329
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/48 (A)(B)	756,104	748,485
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	219,855	218,876
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (A)(B)	278,376	275,570
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.736%, 07/25/44 (A)(B)	449,205	445,831
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.697%, 06/25/46 (A)(B)	405,226	402,791
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2
3.001%, 10/15/46	155,000	155,004
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	265,461	265,424

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A1
1.313%, 10/15/46	$2,837	$2,834
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47 (A)(B)	658,503	655,832
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	443,658	442,514
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A)(B)	351,862	350,295
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46 (A)(B)	423,258	418,199
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A)(B)	534,275	530,909
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (A)(B)	269,555	268,102
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A)(B)	850,683	844,729
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	78,397	78,013

Total Mortgage-Backed Securities (Cost $14,687,074)		14,266,259

ASSET-BACKED SECURITIES — 11.7%

Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A3
2.020%, 08/20/21 (A)	500,000	494,825
CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	373,879	367,026
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	244,070	243,996
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/46	178,744	177,502
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/20 (A)	520,000	526,826
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	62,500	61,486
Drug Royalty III, Ser 2017-1A, Cl A1
4.848%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	249,566	250,724

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/21 (A)	$484,268	$483,312
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	174,000	173,824
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/21 (A)	225,961	224,696
FNMA Connecticut Avenue Securities, Ser 2018-C02, Cl 2M1
2.547%, VAR ICE LIBOR USD 1 Month+0.650%, 08/25/30	389,337	389,384
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	500,000	495,648
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	224,280	220,478
JPMorgan Mortgage Trust, Ser 2017-6, Cl A5
3.500%, 12/25/48 (A)(B)	662,890	655,795
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 10/26/48 (A)(B)	363,280	360,353
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	320,000	313,453
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	297,903
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	270,896	269,239
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	102,563	102,336
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33 (A)	414,639	405,565
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26 (A)	350,958	349,223
SoFi Professional Loan Program, Ser 2014-A, Cl A2
3.020%, 10/25/27 (A)	226,982	226,277
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41 (A)	785,671	778,668
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21 (A)	400,000	398,337

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/19 (A)	$364,592	$363,067
TRIP Rail Master Funding, Ser 2017-1A, Cl A1
2.709%, 08/15/47 (A)	332,266	327,514
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21 (A)	650,000	642,659
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33 (A)	391,210	383,018
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl A1
2.279%, 11/15/50	379,444	372,025
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	380,000	376,646
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/45	774,684	764,574

Total Asset-Backed Securities (Cost $11,647,773)		11,496,379

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%

FHLB
1.800%, 08/28/20	1,000,000	981,314
FNMA
1.250%, 08/23/19	1,000,000	984,706

Total U.S. Government Agency Obligations (Cost $1,999,728)		1,966,020

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.1%

FHLMC
6.000%, 01/01/37	1,704	1,882
6.000%, 11/01/37	4,188	4,637
5.500%, 07/01/34	8,005	8,766
4.000%, 03/01/39	12,292	12,573
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	96,848	100,016
FNMA
6.000%, 05/01/36	852	945
6.000%, 08/01/36	957	1,065
6.000%, 11/01/37	2,904	3,234
5.500%, 07/01/38	4,823	5,241
GNMA
8.000%, 05/15/30	9	9
6.000%, 03/15/32	2,080	2,340
6.000%, 09/15/33	10,494	11,904
6.000%, 09/15/37	4,073	4,540
5.500%, 06/15/38	3,068	3,328
5.000%, 06/15/33	3,629	3,886

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND
APRIL 30, 2018 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	$874,454	$870,866

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,063,417)		1,035,232

MUNICIPAL BONDS — 0.8%

New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20	250,000	244,660
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	300,000
Virginia State, Port Authority, Ser A
1.931%, 07/01/20	250,000	244,125

Total Municipal Bonds (Cost $800,000)		788,785

Total Investments — 98.6% (Cost $98,447,561)		$97,096,434

Percentages based on Net Assets of $98,497,244

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2018 was $31,728,009 and represented 32.2% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

As of April 30, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2018, securities with a total value of $299,147 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the six-month period ended April 30, 2018. All transfers, if any, were considered to have occurred as of the end of the period. For the six-month period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4% #
	Shares	Value
CONSUMER DISCRETIONARY — 17.5%
Amazon.com *	2,241	$3,509,698
Hilton Grand Vacations *	13,266	570,438
Home Depot	11,509	2,126,863
Netflix *	2,779	868,326
Penn National Gaming *	19,570	593,167
PulteGroup	18,612	565,060
PVH	3,778	603,233
Royal Caribbean Cruises	4,380	473,872
Sirius XM Holdings	54,470	344,795
VF	5,100	412,437

		10,067,889

CONSUMER STAPLES — 5.0%
Brown-Forman, Cl B	9,085	509,123
Costco Wholesale	5,450	1,074,523
CVS Health	9,264	646,905
Monster Beverage *	11,635	639,925

		2,870,476

ENERGY — 0.9%
EOG Resources	4,175	493,360

FINANCIALS — 7.1%
American International Group	10,573	592,088
Ameriprise Financial	3,125	438,156
Bank of America	20,345	608,723
Citizens Financial Group	10,415	432,118
Federated Investors, Cl B	18,248	483,025
FirstCash	6,858	594,589
Green Dot, Cl A *	6,967	423,663

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Morgan Stanley	10,327	$533,079

		4,105,441

HEALTH CARE — 15.0%
Alexion Pharmaceuticals *	5,315	625,203
Allscripts Healthcare Solutions *	30,065	349,355
AmerisourceBergen, Cl A	5,279	478,172
Amgen	3,150	549,612
Cotiviti Holdings *	12,240	422,770
DaVita *	6,194	388,921
Emergent BioSolutions *	9,300	482,298
Express Scripts Holding *	3,722	281,755
Foundation Medicine *	6,259	477,875
Haemonetics *	7,610	593,884
Humana	2,983	877,539
ICON PLC *	2,980	350,537
Magellan Health *	4,555	381,937
Molina Healthcare *	5,390	448,718
Neurocrine Biosciences *	5,135	416,346
Vertex Pharmaceuticals *	4,217	645,876
Zoetis, Cl A	10,071	840,727

		8,611,525

INDUSTRIALS — 13.2%
Builders FirstSource *	21,065	384,015
Caterpillar	2,880	415,757
Cintas	3,509	597,583
Copart *	11,217	572,964
Deere	4,249	575,017
EMCOR Group	4,125	303,559
FedEx	2,326	574,987
Kansas City Southern	5,199	554,369
MasTec *	9,646	424,424
Meritor *	18,614	362,415
Oshkosh	6,455	465,793
Owens Corning	6,200	406,038
Timken	9,603	410,528
TriNet Group *	8,638	446,153
United Rentals *	3,169	475,350
WW Grainger	2,175	611,936

		7,580,888

INFORMATION TECHNOLOGY — 37.9%
Adobe Systems *	5,364	1,188,662
Alphabet, Cl A *	2,194	2,234,765
Apple	19,899	3,288,509
Applied Materials	12,491	620,428
Broadcom	3,341	766,492
Cognizant Technology Solutions, Cl A	6,974	570,613
DXC Technology	7,125	734,303
Facebook, Cl A *	10,470	1,800,840
Fortinet *	12,026	665,759
Intel	16,474	850,389

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit	5,146	$950,929
Micron Technology *	7,182	330,228
Microsoft	42,308	3,956,644
Motorola Solutions	5,474	601,209
ON Semiconductor *	25,552	564,188
Paycom Software *	3,028	345,828
Visa, Cl A	18,384	2,332,561

		21,802,347

MATERIALS — 2.3%
Freeport-McMoRan	19,930	303,135
Methanex	7,406	447,322
Steel Dynamics	12,270	549,819

		1,300,276

REAL ESTATE — 0.5%
Extra Space Storage ‡	3,245	290,720

Total Common Stock (Cost $49,963,100)		57,122,922

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $–)	4,700	—

Total Investments — 99.4% (Cost $49,963,100)		$57,122,922

Percentages based on Net Assets of $57,455,563.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,122,922	$—	$—	$57,122,922
Rights	—	—	—	—

Total Investments in Securities	$57,122,922	$—	$—	$57,122,922

For the six-month period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
CONSUMER DISCRETIONARY — 9.2%
Best Buy	7,271	$556,450
DR Horton	14,122	623,345
General Motors	25,930	952,668
International Game Technology PLC	32,865	929,093
Las Vegas Sands	7,640	560,241
Lowe’s	6,314	520,463
Omnicom Group	4,636	341,488
Royal Caribbean Cruises	6,505	703,776

		5,187,524

CONSUMER STAPLES — 7.3%
Altria Group	12,766	716,300
Colgate-Palmolive	13,080	853,208
Costco Wholesale	6,167	1,215,886
Kimberly-Clark	4,755	492,333
PepsiCo	3,265	329,569
Walgreens Boots Alliance	7,606	505,419

		4,112,715

ENERGY — 11.6%
Andeavor	4,530	626,590
Chevron	15,434	1,930,947
ConocoPhillips	20,429	1,338,100
Devon Energy	9,328	338,886
Exxon Mobil	4,503	350,108
Peabody Energy	5,849	215,536
Statoil ADR	24,761	633,882
Valero Energy	10,001	1,109,411

		6,543,460

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 23.8%
Ameriprise Financial	4,847	$679,598
Apollo Global Management, Cl A (A)	18,132	522,927
Bank of America	64,485	1,929,391
BGC Partners, Cl A	45,417	606,771
Citigroup	4,492	306,669
Citizens Financial Group	10,712	444,441
Federated Investors, Cl B	24,832	657,303
JPMorgan Chase	24,329	2,646,508
KeyCorp	32,207	641,563
Lazard, Cl A (A)	12,491	679,760
MetLife	15,874	756,714
New York Community Bancorp	39,111	464,639
Prudential Financial	9,487	1,008,657
SunTrust Banks	14,275	953,570
Wells Fargo	13,350	693,666
Zions Bancorporation	7,526	412,049

		13,404,226

HEALTH CARE — 12.0%
Amedisys *	15,342	1,013,953
Amgen	7,553	1,317,847
Encompass Health	16,062	976,891
Hill-Rom Holdings	7,651	656,685
ICON PLC *	9,732	1,144,775
Quest Diagnostics	7,726	781,871
Select Medical Holdings *	48,840	881,562

		6,773,584

INDUSTRIALS — 7.9%
Cintas	4,943	841,793
Cummins	4,257	680,524
Oshkosh	9,791	706,519
Owens Corning	6,703	438,979
Triton International	9,849	305,417
Union Pacific	6,644	887,838
WW Grainger	1,984	558,199

		4,419,269

INFORMATION TECHNOLOGY — 10.9%
Apple	3,094	511,314
Cisco Systems	8,973	397,414
DXC Technology	8,136	838,496
HP	19,865	426,899
Intel	33,062	1,706,660
Lam Research	3,045	563,508
Manhattan Associates *	7,617	327,988
Microsoft	7,244	677,459
Western Digital	8,479	668,061

		6,117,799

MATERIALS — 2.4%
Huntsman	22,746	677,149
LyondellBasell Industries, Cl A	6,321	668,319

		1,345,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — 4.5%
Apple Hospitality ‡	30,326	$545,565
CyrusOne ‡	12,241	655,995
MGM Growth Properties, Cl A ‡	13,610	380,672
Realogy Holdings	15,152	375,921
Ryman Hospitality Properties ‡	7,401	580,090

		2,538,243

TELECOMMUNICATION SERVICES — 1.6%
AT&T	20,034	655,112
Verizon Communications	4,392	216,745

		871,857

UTILITIES — 4.8%
Entergy	9,843	803,090
Exelon	15,735	624,365
FirstEnergy	17,479	601,278
Public Service Enterprise Group	12,493	651,510

		2,680,243

Total Common Stock (Cost $47,958,542)		53,994,388

Total Investments — 96.0% (Cost $47,958,542)		$53,994,388

Percentages based on Net Assets of $56,232,457.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities considered Master Limited Partnerships. At April 30, 2018, these securities amounted $1,202,687 or 2.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
CONSUMER DISCRETIONARY — 10.3%
American Axle & Manufacturing Holdings *	34,660	$531,684
At Home Group *	20,840	733,360
Bloomin’ Brands	21,550	509,873
Boyd Gaming	15,930	529,035
Callaway Golf	65,705	1,134,068
Camping World Holdings, Cl A	26,115	747,672
Hilton Grand Vacations *	14,590	627,370
LGI Homes *	17,700	1,224,840
Malibu Boats, Cl A *	41,420	1,395,855
Sleep Number *	26,645	755,119

		8,188,876

CONSUMER STAPLES — 3.0%
Central Garden & Pet, Cl A *	13,316	472,718
Darling Ingredients *	65,935	1,130,126
Performance Food Group *	24,575	797,459

		2,400,303

ENERGY — 2.7%
Delek US Holdings	12,170	576,493
Enerplus	54,460	632,281
McDermott International *	56,150	370,590
Unit *	26,030	590,360

		2,169,724

FINANCIALS — 17.1%
Associated Banc-Corp	26,265	694,709
Assured Guaranty	13,970	506,971
BankUnited	14,040	556,124
Berkshire Hills Bancorp	12,780	485,001

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Cathay General Bancorp	17,280	$691,373
CNO Financial Group	25,820	553,581
Customers Bancorp *	24,410	703,496
Essent Group *	28,955	954,357
Evercore, Cl A	5,100	516,375
Federal Agricultural Mortgage, Cl C	4,040	345,460
First Citizens BancShares, Cl A	1,500	648,435
First Horizon National	15,530	284,199
Hanmi Financial	15,810	436,356
HomeStreet *	23,310	594,405
Moelis, Cl A	25,005	1,345,269
On Deck Capital *	70,490	370,073
Peapack Gladstone Financial	11,160	368,726
Stifel Financial	12,385	721,798
TriCo Bancshares	10,307	385,173
TriState Capital Holdings *	7,140	178,500
UMB Financial	7,250	555,205
United Community Banks	14,980	478,311
Valley National Bancorp	55,040	690,752
Washington Federal	19,690	625,158

		13,689,807

HEALTH CARE — 18.8%
Allscripts Healthcare Solutions *	91,660	1,065,089
AMN Healthcare Services *	13,285	888,102
Amphastar Pharmaceuticals *	23,835	455,010
Array BioPharma *	31,245	423,682
Cambrex *	9,795	518,645
Cotiviti Holdings *	18,215	629,146
Emergent BioSolutions *	24,125	1,251,122
Encompass Health	26,015	1,582,233
Ensign Group	25,945	723,087
Fate Therapeutics *	35,835	361,934
FibroGen *	9,435	428,821
Foundation Medicine *	6,605	504,292
Haemonetics *	11,115	867,415
Heron Therapeutics *	19,585	593,426
Impax Laboratories *	26,690	501,772
Intersect ENT *	11,045	441,248
Invitae *	59,330	328,095
Lantheus Holdings *	14,900	265,220
Nektar Therapeutics, Cl A *	5,763	482,133
Repligen *	22,968	849,815
Retrophin *	15,350	385,285
Sarepta Therapeutics *	8,705	664,714
Supernus Pharmaceuticals *	17,925	840,682

		15,050,968

INDUSTRIALS — 14.4%
Allegiant Travel, Cl A	4,520	724,330
Builders FirstSource *	60,408	1,101,238
Casella Waste Systems, Cl A *	43,155	1,057,729

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
EMCOR Group	6,738	$495,849
Harsco *	64,465	1,318,308
MasTec *	16,145	710,380
McGrath RentCorp	9,000	530,370
Meritor *	26,650	518,876
Navistar International *	17,205	598,906
Park-Ohio Holdings	13,780	522,262
Rexnord *	22,525	619,663
Rush Enterprises, Cl A *	13,420	547,939
Ryder System	7,220	486,845
SkyWest	12,505	711,535
Timken	11,820	505,305
Triton International	34,775	1,078,372

		11,527,907

INFORMATION TECHNOLOGY — 17.7%
Amkor Technology *	54,375	450,225
CACI International, Cl A *	8,325	1,257,491
Carbonite *	24,105	749,666
Cohu	29,125	623,275
Electro Scientific Industries *	26,100	469,800
EPAM Systems *	7,650	874,778
Extreme Networks *	34,280	366,796
FormFactor *	69,530	797,857
GrubHub *	9,060	916,328
Hortonworks *	36,055	610,411
Imperva *	10,110	452,423
Lattice Semiconductor *	103,115	558,883
MINDBODY, Cl A *	19,190	760,884
Progress Software	15,290	564,660
Pure Storage, Cl A *	35,260	713,310
Stamps.com *	4,055	923,525
Upland Software *	42,920	1,166,136
Vishay Intertechnology	55,410	977,987
Vishay Precision Group *	6,230	176,309
Yelp, Cl A *	15,745	706,163

		14,116,907

MATERIALS — 5.0%
Allegheny Technologies *	22,690	602,873
Ferro *	29,360	646,214
Ingevity *	10,250	787,508
Kraton *	13,385	611,293
Louisiana-Pacific	47,580	1,347,941

		3,995,829

REAL ESTATE — 5.3%
CareTrust ‡	32,930	435,005
National Storage Affiliates Trust ‡	26,310	692,479
PotlatchDeltic ‡	10,660	552,721
RMR Group	10,045	747,348
STAG Industrial ‡	24,750	608,108

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Summit Hotel Properties ‡	45,340	$656,523
Xenia Hotels & Resorts ‡	24,920	513,103

		4,205,287

UTILITIES — 2.7%
NextEra Energy Partners	16,070	669,637
Ormat Technologies	7,060	408,774
Portland General Electric	13,990	594,295
Southwest Gas Holdings	6,179	451,005

		2,123,711

Total Common Stock (Cost $71,398,582)		77,469,319

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $–)	5,615	—

Total Investments — 97.0% (Cost $71,398,582)		$77,469,319

Percentages based on Net Assets of $79,831,806.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,469,319	$—	$—	$77,469,319
Rights	—	—	—	—

Total Investments in Securities	$77,469,319	$—	$—	$77,469,319

For the six-month period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
AUSTRALIA — 4.9%
Cochlear	4,600	$671,292
Harvey Norman Holdings	170,000	450,612
Macquarie Group	18,200	1,491,178
Medibank Pvt	407,000	896,324

		3,509,406

AUSTRIA — 1.8%
OMV	21,000	1,304,324

BELGIUM — 1.4%
KBC Group	12,000	1,045,072

BRAZIL — 3.1%
Centrais Eletricas Brasileiras *	100,000	544,359
Hypera	95,000	852,321
Vale ADR, Cl B *	60,500	837,320

		2,234,000

CANADA — 6.5%
Bank of Nova Scotia	17,000	1,044,931
Canadian National Railway	10,000	772,382
Canfor *	41,000	941,696
George Weston	8,100	663,608
Magna International	21,500	1,269,788

		4,692,405

CHINA — 2.8%
CNOOC ADR	11,850	2,002,769

CZECH REPUBLIC — 2.0%
CEZ	56,000	1,431,561

COMMON STOCK — continued
	Shares	Value
DENMARK — 3.1%
Danske Bank	36,400	$1,270,924
Vestas Wind Systems	15,000	971,365

		2,242,289

FINLAND — 4.5%
Neste	23,500	1,977,670
UPM-Kymmene	35,700	1,278,428

		3,256,098

FRANCE — 4.8%
Arkema	4,000	522,727
Capgemini	5,500	755,613
Kering	2,300	1,330,267
Peugeot	36,000	887,529

		3,496,136

GERMANY — 5.3%
Allianz	5,000	1,183,570
Covestro (A)	8,000	728,470
Deutsche Lufthansa	33,500	974,548
HUGO BOSS	10,000	938,620

		3,825,208

HONG KONG — 11.8%
China Construction Bank, Cl H	1,350,000	1,417,917
Geely Automobile Holdings	310,000	824,888
PCCW	1,174,000	727,107
Ping An Insurance Group of China, Cl H	150,000	1,472,960
Sun Hung Kai Properties	46,000	738,981
Tencent Holdings	29,900	1,473,138
Weichai Power, Cl H	980,000	1,141,757
Wharf Holdings	220,000	730,813

		8,527,561

INDIA — 0.8%
Tata Motors ADR *	24,000	602,880

ISRAEL — 1.1%
Bank Hapoalim	121,000	827,968

ITALY — 2.2%
DiaSorin	9,900	934,681
Enel	99,720	632,169

		1,566,850

JAPAN — 18.0%
Asahi Glass	23,800	988,403
Canon	18,600	643,974
Central Japan Railway	6,650	1,334,604
Daiwa House Industry	26,400	967,343
Disco	2,400	423,143
Hoya	15,700	840,549
ITOCHU	55,100	1,103,893
Kirin Holdings	25,500	716,268
Mizuho Financial Group	380,000	690,029
Nippon Telegraph & Telephone	20,000	951,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Omron	8,600	$465,820
ORIX	84,000	1,479,319
Pigeon	37,500	1,760,061
Square Enix Holdings	16,000	667,986

		13,033,282

NETHERLANDS — 1.8%
Koninklijke Ahold Delhaize	55,200	1,330,055

SOUTH KOREA — 2.8%
KT ADR	41,000	550,630
LG Display ADR	70,000	756,000
Shinhan Financial Group ADR	16,100	718,382

		2,025,012

SPAIN — 3.9%
ACS Actividades de Construccion y Servicios	30,800	1,296,954
Repsol	78,139	1,490,091

		2,787,045

SWITZERLAND — 3.6%
Logitech International	16,000	592,050
Partners Group Holding	1,300	951,317
Temenos Group	8,700	1,097,083

		2,640,450

UNITED KINGDOM — 11.5%
3i Group PLC	88,000	1,137,672
Anglo American PLC	60,500	1,416,871
Barratt Developments PLC	110,000	844,404
Carnival PLC	12,400	800,308
Intertek Group PLC	14,300	962,613
Legal & General Group PLC	190,000	704,205
Tate & Lyle PLC	120,000	947,559
Vodafone Group PLC	254,000	738,497
Wm Morrison Supermarkets PLC	218,000	728,725

		8,280,854

Total Common Stock (Cost $58,661,174)		70,661,225

Total Investments — 97.7% (Cost $58,661,174)		$70,661,225

Percentages are based on Net Assets of $72,292,602.

*	Non-income producing security.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2018 was $728,470 and represented 1.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,509,406	$—	$3,509,406
Austria	—	1,304,324	—	1,304,324
Belgium	—	1,045,072	—	1,045,072
Brazil	2,234,000	—	—	2,234,000
Canada	4,692,405	—	—	4,692,405
China	2,002,769	—	—	2,002,769
Czech Republic	—	1,431,561	—	1,431,561
Denmark	—	2,242,289	—	2,242,289
Finland	—	3,256,098	—	3,256,098
France	—	3,496,136	—	3,496,136
Germany	—	3,825,208	—	3,825,208
Hong Kong	—	8,527,561	—	8,527,561
India	602,880	—	—	602,880
Israel	—	827,968	—	827,968
Italy	—	1,566,850	—	1,566,850
Japan	—	13,033,282	—	13,033,282
Netherlands	—	1,330,055	—	1,330,055
South Korea	2,025,012	—	—	2,025,012
Spain	—	2,787,045	—	2,787,045
Switzerland	—	2,640,450	—	2,640,450
United Kingdom	—	8,280,854	—	8,280,854
Total Common Stock	11,557,066	59,104,159	—	70,661,225
Total Investments in Securities	$11,557,066	$59,104,159	$—	$70,661,225

For the six-month period ended April 30, 2018, securities with a total value of $59,104,159 transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. There were no other significant transfers between Level 1 and Level 2 assets for the six-month period ended April 30, 2018. For the six-month period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Assets:
Cost of securities	$77,411,758	$98,447,561	$49,963,100

Investments in securities at value	$75,461,308	$97,096,434	$57,122,922
Cash and cash equivalents	822,985	901,161	442,655
Dividends and Interest receivable	530,892	536,175	14,770
Receivable for investment securities sold	319,217	8,976	686,527
Receivable for capital shares sold	7,845	2,695	7,197
Prepaid expenses	15,198	16,449	13,674

Total Assets	77,157,445	98,561,890	58,287,745

Liabilities:
Payable due to administrator	12,082	15,380	8,976
Payable for capital shares redeemed	7,287	3,332	4,582
Investment Adviser fees payable	3,198	5,930	18,618
Chief Compliance Officer fees payable	615	717	429
Payable due to trustees	290	430	235
Shareholder servicing fees payable (Class S Shares)	36	—	21
Shareholder servicing fees payable (Investor Shares)	16	16	15
Distribution fees payable (Investor Shares)	36	52	36
Payable for investment securities purchased	—	—	769,315
Accrued expenses	35,486	38,789	29,955

Total Liabilities	59,046	64,646	832,182

Net Assets	$77,098,399	$98,497,244	$57,455,563

Net Assets:
Paid-in Capital	$79,243,217	$100,111,805	$47,411,370
Undistributed (distributions in excess of) net investment income	155,338	147,803	(20,967)
Accumulated net realized gain (loss) on investments	(349,706)	(411,237)	2,905,338
Net unrealized appreciation (depreciation) on investments	(1,950,450)	(1,351,127)	7,159,822

Net Assets	$77,098,399	$98,497,244	$57,455,563

I Shares^:
Net Assets	$76,014,468	$98,395,221	$56,554,916
Total shares outstanding at end of period	7,816,293	10,026,826	4,376,884
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.73	$9.81	$12.92
Class S Shares:
Net Assets	$1,017,536	$10,672	$834,736
Total shares outstanding at end of period	104,706	1,087	64,650
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.72	$9.82	$12.91
Investor Shares:
Net Assets	$66,395	$91,351	$65,911
Total shares outstanding at end of period	6,834	9,317	5,115
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.72	$9.80	$12.88

*  Redemption price per share may vary depending on the length of time shares are held.

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2018 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Large Cap Value Fund	Small Cap Fund#	International Equity Fund
Assets:
Cost of securities	$47,958,542	$71,398,582	$58,661,174

Investments in securities at value	$53,994,388	$77,469,319	$70,661,225
Cash and cash equivalents	2,252,251	1,872,815	1,713,050
Foreign currency (Cost $–, $– and $12,904, respectively)	—	—	12,773
Dividends and Interest receivable	22,254	6,433	173,424
Receivable for capital shares sold	9,927	5,680	2,695
Tax reclaim receivable	2,179	—	78,247
Receivable for investment securities sold	—	753,035	—
Prepaid expenses	13,626	14,950	14,218

Total Assets	56,294,625	80,122,232	72,655,632

Liabilities:
Investment Adviser fees payable	18,299	39,852	37,584
Payable due to administrator	8,749	12,583	11,272
Payable for capital shares redeemed	4,243	20,421	278,547
Chief Compliance Officer fees payable	431	752	585
Payable due to trustees	198	224	205
Shareholder servicing fees payable (Class S Shares)	112	79	38
Shareholder servicing fees payable (Investor Shares)	15	16	12
Distribution fees payable (Investor Shares)	39	49	18
Payable for investment securities purchased	—	178,753	—
Unrealized loss on foreign currency spot contracts	—	—	3
Accrued expenses	30,082	37,697	34,766

Total Liabilities	62,168	290,426	363,030

Net Assets	$56,232,457	$79,831,806	$72,292,602

Net Assets:
Paid-in Capital	$49,381,588	$69,473,752	$59,517,371
Undistributed (distributions in excess of) net investment income	(463)	(91,107)	106,961
Accumulated net realized gain on investments	815,486	4,378,424	669,211
Net unrealized appreciation on investments	6,035,846	6,070,737	12,000,051
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	(992)

Net Assets	$56,232,457	$79,831,806	$72,292,602

I Shares^:
Net Assets	$55,934,526	$79,530,356	$72,190,733
Total shares outstanding at end of period	4,669,136	6,845,339	5,863,137
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.98	$11.62	$12.31
Class S Shares:
Net Assets	$228,005	$215,739	$68,522
Total shares outstanding at end of period	19,036	18,602	5,569
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.98	$11.60	$12.30
Investor Shares:
Net Assets	$69,926	$85,711	$33,347
Total shares outstanding at end of period	5,842	7,405	2,711
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.97	$11.57	$12.30

*  Redemption price per share may vary depending on the length of time shares are held.

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

#  Effective March 1, 2018, Small Cap Equity Fund was renamed Small Cap Fund.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Investment Income
Dividends	$—	$—	$271,617
Interest	1,165,892	1,208,000	—
Less: Foreign Taxes Withheld	—	—	(287)

Total Investment Income	1,165,892	1,208,000	271,330

Expenses
Investment Advisory Fees	146,769	187,816	162,641
Administration Fees	80,981	103,601	59,692
Trustees’ Fees	5,727	7,043	4,147
Chief Compliance Officer Fees	1,556	1,969	1,159
Shareholder Servicing Fees (Class S Shares)	54	3	39
Shareholder Servicing Fees (Investor Shares)	3	4	3
Distribution Fees (Investor Shares)	57	101	59
Transfer Agent Fees	34,118	35,640	32,293
Audit Fees	13,146	13,146	12,054
Registration & Filing Fees	11,073	12,965	9,847
Legal Fees	10,530	13,124	7,699
Pricing Fees	7,744	9,515	5,464
Printing Fees	4,944	6,268	3,621
Custodian Fees	1,318	1,918	3,079
Other Expenses	4,725	5,703	3,533

Total Expenses	322,745	398,816	305,330

Less:
Investment Advisory Fees Waiver	(139,284)	(164,003)	(61,369)

Net Expenses	183,461	234,813	243,961

Net Investment Income	982,431	973,187	27,369

Net Realized Gain (Loss) on Investments	(227,115)	(232,062)	2,999,595
Net Change in Unrealized Depreciation on Investments	(2,127,443)	(1,190,538)	(381,818)

Net Gain (Loss) on Investments	(2,354,558)	(1,422,600)	2,617,777

Net Increase (Decrease) in Net Assets from Operations	$(1,372,127)	$(449,413)	$2,645,146

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
	Large Cap Value Fund	Small Cap Fund#	International Equity Fund
Investment Income
Dividends	$586,091	$406,817	$844,202
Less: Foreign Taxes Withheld	(955)	(401)	(84,071)

Total Investment Income	585,136	406,416	760,131

Expenses
Investment Advisory Fees	158,695	289,311	305,612
Administration Fees	58,299	88,307	74,983
Trustees’ Fees	4,076	6,376	5,313
Chief Compliance Officer Fees	1,125	1,679	1,430
Shareholder Servicing Fees (Class S Shares)	131	215	55
Shareholder Servicing Fees (Investor Shares)	3	4	1
Distribution Fees (Investor Shares)	61	103	35
Transfer Agent Fees	32,242	34,893	33,683
Audit Fees	12,055	12,055	12,055
Registration & Filing Fees	10,058	10,629	10,001
Legal Fees	7,540	11,627	9,745
Pricing Fees	5,402	8,656	7,195
Printing Fees	3,521	5,224	4,421
Custodian Fees	1,888	3,340	5,699
Other Expenses	3,466	5,150	4,418

Total Expenses	298,562	477,569	474,646

Less:
Investment Advisory Fees Waiver	(60,517)	(58,564)	(101,107)

Net Expenses	238,045	419,005	373,539

Net Investment Income (Loss)	347,091	(12,589)	386,592

Net Realized Gain on Investments	1,164,063	4,359,941	1,940,797
Net Realized Loss on Foreign Currency Transactions	—	—	(10,126)
Net Change in Unrealized Appreciation (Depreciation) on Investments	401,948	(5,201,059)	791,291
Net Change in Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	(2,975)

Net Gain (Loss) on Investments and Foreign Currency Transactions	1,566,011	(841,118)	2,718,987

Net Increase (Decrease) in Net Assets from Operations	$1,913,102	$(853,707)	$3,105,579

#  Effective March 1, 2018, Small Cap Equity Fund was renamed Small Cap Fund.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$982,431	$1,396,676
Net Realized Gain (Loss) on Investments	(227,115)	185,768
Net Change in Unrealized Depreciation on Investments	(2,127,443)	(266,216)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,372,127)	1,316,228

Dividends and Distributions:
Net Investment Income:
I Shares^	(975,834)	(1,461,101)
Class S Shares	(7,949)	(284)
Investor Shares	(607)	(442)

Total Dividends and Distributions	(984,390)	(1,461,827)

Capital Share Transactions:
I Shares^
Issued	10,474,645	17,278,215
Reinvestment of Dividends	970,498	1,457,472
Redeemed	(665,486)	(787,024)

Net Increase in Net Assets from I Shares Transactions	10,779,657	17,948,663

Class S Shares
Issued	1,259,096	6
Reinvestment of Dividends	7,948	283
Redeemed	(233,547)	(5)

Net Increase in Net Assets from Class S Shares Transactions	1,033,497	284

Investor Shares
Issued	34,145	27,999
Reinvestment of Dividends	607	442
Redeemed	—	(5,576)

Net Increase in Net Assets from Investor Shares Transactions	34,752	22,865

Net Increase in Net Assets from Capital Share Transactions	11,847,906	17,971,812

Total Increase in Net Assets	9,491,389	17,826,213
Net Assets:
Beginning of Period	67,607,010	49,780,797

End of Period	$77,098,399	$67,607,010

Undistributed Net Investment Income	$155,338	$157,297

Share Transactions:
I Shares^
Issued	1,050,968	1,728,242
Reinvestment of Dividends	98,217	146,919
Redeemed	(67,503)	(79,283)

Total Increase in I Shares	1,081,682	1,795,878

Class S Shares
Issued	126,789	—
Reinvestment of Dividends	813	29
Redeemed	(23,991)	—

Total Increase in Class S Shares	103,611	29

Investor Shares
Issued	3,487	2,800
Reinvestment of Dividends	62	44
Redeemed	—	(556)

Total Increase in Investor Shares	3,549	2,288

Net Increase in Shares Outstanding	1,188,842	1,798,195

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$973,187	$1,045,989
Net Realized Loss on Investments	(232,062)	(50,765)
Net Change in Unrealized Depreciation on Investments	(1,190,538)	(241,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	(449,413)	753,674

Dividends and Distributions:
Net Investment Income:
I Shares^	(947,627)	(1,041,638)
Class S Shares	(101)	(166)
Investor Shares	(724)	(403)

Total Dividends and Distributions	(948,452)	(1,042,207)

Capital Share Transactions:
I Shares^
Issued	16,898,489	32,856,925
Reinvestment of Dividends	940,630	1,035,406
Redeemed	(1,829,892)	(1,754,711)

Net Increase in Net Assets from I Shares Transactions	16,009,227	32,137,620

Class S Shares
Issued	319	—
Reinvestment of Dividends	101	166
Redeemed	(1)	—

Net Increase in Net Assets from Class S Shares Transactions	419	166

Investor Shares
Issued	18,490	64,674
Reinvestment of Dividends	724	403
Redeemed	—	(1,391)

Net Increase in Net Assets from Investor Shares Transactions	19,214	63,686

Net Increase in Net Assets from Capital Share Transactions	16,028,860	32,201,472

Total Increase in Net Assets	14,630,995	31,912,939
Net Assets:
Beginning of Period	83,866,249	51,953,310

End of Period	$98,497,244	$83,866,249

Undistributed Net Investment Income	$147,803	$123,068

Share Transactions:
I Shares^
Issued	1,702,809	3,296,800
Reinvestment of Dividends	95,403	104,066
Redeemed	(185,322)	(176,222)

Total Increase in I Shares	1,612,890	3,224,644

Class S Shares
Issued	32	—
Reinvestment of Dividends	10	17
Redeemed	—	—

Total Increase in Class S Shares	42	17

Investor Shares
Issued	1,875	6,464
Reinvestment of Dividends	74	40
Redeemed	—	(140)

Total Increase in Investor Shares	1,949	6,364

Net Increase in Shares Outstanding	1,614,881	3,231,025

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$27,369	$57,719
Net Realized Gain on Investments	2,999,595	1,611,503
Net Change in Unrealized Appreciation (Depreciation) on Investments	(381,818)	6,788,928

Net Increase in Net Assets Resulting from Operations	2,645,146	8,458,150

Dividends and Distributions:
Net Investment Income:
I Shares^	(48,199)	(82,729)
Class S Shares	(133)	(26)
Investor Shares	(4)	(3)
Realized Gains:
I Shares^	(368,490)	—
Class S Shares	(91)	—
Investor Shares	(254)	—

Total Dividends and Distributions	(417,171)	(82,758)

Capital Share Transactions:
I Shares^
Issued	7,415,363	11,545,134
Reinvestment of Dividends	416,120	82,590
Redeemed	(502,100)	(920,286)

Net Increase in Net Assets from I Shares Transactions	7,329,383	10,707,438

Class S Shares
Issued	936,592	—
Reinvestment of Dividends	223	26
Redeemed	(70,572)	—

Net Increase in Net Assets from Class S Shares Transactions	866,243	26

Investor Shares
Issued	31,393	25,827
Reinvestment of Dividends	258	3
Redeemed	—	(7,021)

Net Increase in Net Assets from Investor Shares Transactions	31,651	18,809

Net Increase in Net Assets from Capital Share Transactions	8,227,277	10,726,273

Total Increase in Net Assets	10,455,252	19,101,665
Net Assets:
Beginning of Period	47,000,311	27,898,646

End of Period	$57,455,563	$47,000,311

Distributions in Excess of Net Investment Income	$(20,967)	$—

Share Transactions:
I Shares^
Issued	580,437	1,030,378
Reinvestment of Dividends	32,661	7,592
Redeemed	(38,757)	(83,393)

Total Increase in I Shares	574,341	954,577

Class S Shares
Issued	69,001	—
Reinvestment of Dividends	18	2
Redeemed	(5,367)	—

Total Increase in Class S Shares	63,652	2

Investor Shares
Issued	2,399	2,232
Reinvestment of Dividends	20	—
Redeemed	—	(581)

Total Increase in Investor Shares	2,419	1,651

Net Increase in Shares Outstanding	640,412	956,230

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$347,091	$510,469
Net Realized Gain on Investments	1,164,063	1,371,178
Net Change in Unrealized Appreciation on Investments	401,948	5,165,691

Net Increase in Net Assets Resulting from Operations	1,913,102	7,047,338

Dividends and Distributions:
Net Investment Income:
I Shares^	(366,676)	(501,664)
Class S Shares	(742)	(166)
Investor Shares	(311)	(208)
Realized Gains:
I Shares^	(711,479)	—
Class S Shares	(184)	—
Investor Shares	(489)	—

Total Dividends and Distributions	(1,079,881)	(502,038)

Capital Share Transactions:
I Shares^
Issued	8,085,450	12,434,448
Reinvestment of Dividends	1,075,027	500,452
Redeemed	(446,003)	(1,209,492)

Net Increase in Net Assets from I Shares Transactions	8,714,474	11,725,408

Class S Shares
Issued	227,110	2,083
Reinvestment of Dividends	926	165
Redeemed	(452)	(1,748)

Net Increase in Net Assets from Class S Shares Transactions	227,584	500

Investor Shares
Issued	46,967	25,827
Reinvestment of Dividends	800	208
Redeemed	(10,224)	(6,998)

Net Increase in Net Assets from Investor Shares Transactions	37,543	19,037

Net Increase in Net Assets from Capital Share Transactions	8,979,601	11,744,945

Total Increase in Net Assets	9,812,822	18,290,245
Net Assets:
Beginning of Period	46,419,635	28,129,390

End of Period	$56,232,457	$46,419,635

Undistributed (Distributions in Excess of) Net Investment Income	$(463)	$20,175

Share Transactions:
I Shares^
Issued	670,017	1,117,601
Reinvestment of Dividends	89,076	44,972
Redeemed	(36,989)	(109,504)

Total Increase in I Shares	722,104	1,053,069

Class S Shares
Issued	17,905	191
Reinvestment of Dividends	78	15
Redeemed	(37)	(159)

Total Increase in Class S Shares	17,946	47

Investor Shares
Issued	3,856	2,292
Reinvestment of Dividends	66	19
Redeemed	(868)	(599)

Total Increase in Investor Shares	3,054	1,712

Net Increase in Shares Outstanding	743,104	1,054,828

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND#

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$(12,589)	$22,269
Net Realized Gain on Investments	4,359,941	7,196,620
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,201,059)	9,287,246

Net Increase (Decrease) in Net Assets Resulting from Operations	(853,707)	16,506,135

Dividends and Distributions:
Net Investment Income:
I Shares^	(15,709)	(80,699)
Class S Shares	—	(40)
Investor Shares	—	—
Realized Gains:
I Shares^	(3,686,244)	—
Class S Shares	(9,537)	—
Investor Shares	(3,753)	—

Total Dividends and Distributions	(3,715,243)	(80,739)

Capital Share Transactions:
I Shares^
Issued	4,898,175	20,113,326
Reinvestment of Dividends	3,700,456	80,664
Redeemed	(712,693)	(3,779,392)

Net Increase in Net Assets from I Shares Transactions	7,885,938	16,414,598

Class S Shares
Issued	22,901	179,928
Reinvestment of Dividends	9,536	40
Redeemed	(3,457)	(10,341)

Net Increase in Net Assets from Class S Shares Transactions	28,980	169,627

Investor Shares
Issued	9,054	61,985
Reinvestment of Dividends	3,753	—
Redeemed	—	(2,783)

Net Increase in Net Assets from Investor Shares Transactions	12,807	59,202

Net Increase in Net Assets from Capital Share Transactions	7,927,725	16,643,427

Total Increase in Net Assets	3,358,775	33,068,823
Net Assets:
Beginning of Period	76,473,031	43,404,208

End of Period	$79,831,806	$76,473,031

Distributions in Excess of Net Investment Income	$(91,107)	$(62,809)

Share Transactions:
I Shares^
Issued	403,133	2,013,478
Reinvestment of Dividends	306,137	7,269
Redeemed	(60,478)	(332,847)

Total Increase in I Shares	648,792	1,687,900

Class S Shares
Issued	1,916	16,120
Reinvestment of Dividends	789	3
Redeemed	(280)	(910)

Total Increase in Class S Shares	2,425	15,213

Investor Shares
Issued	754	5,494
Reinvestment of Dividends	311	—
Redeemed	—	(228)

Total Increase in Investor Shares	1,065	5,266

Net Increase in Shares Outstanding	652,282	1,708,379

#  Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$386,592	$817,991
Net Realized Gain on Investments	1,940,797	1,378,285
Net Realized Loss on Foreign Currency Transactions	(10,126)	(16,892)
Net Change in Unrealized Appreciation on Investments	791,291	10,922,855
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,975)	6,242

Net Increase in Net Assets Resulting from Operations	3,105,579	13,108,481

Dividends and Distributions:
Net Investment Income:
I Shares^	(239,594)	(827,429)
Class S Shares	(166)	(290)
Investor Shares	(70)	(217)

Total Dividends and Distributions	(239,830)	(827,936)

Capital Share Transactions:
I Shares^
Issued	6,928,285	6,155,327
Reinvestment of Dividends	239,004	826,857
Redeemed	(744,350)	(630,902)

Net Increase in Net Assets from I Shares Transactions	6,422,939	6,351,282

Class S Shares
Issued	39,870	12,508
Reinvestment of Dividends	166	290
Redeemed	(710)	—

Net Increase in Net Assets from Class S Shares Transactions	39,326	12,798

Investor Shares
Issued	7,625	14,076
Reinvestment of Dividends	70	217
Redeemed	—	(4,228)

Net Increase in Net Assets from Investor Shares Transactions	7,695	10,065

Net Increase in Net Assets from Capital Share Transactions	6,469,960	6,374,145

Total Increase in Net Assets	9,335,709	18,654,690
Net Assets:
Beginning of Period	62,956,893	44,302,203

End of Period	$72,292,602	$62,956,893

Undistributed (Distributions in Excess of) Net Investment Income	$106,961	$(39,801)

Share Transactions:
I Shares^
Issued	573,929	578,810
Reinvestment of Dividends	19,906	78,202
Redeemed	(60,872)	(61,198)

Total Increase in I Shares	532,963	595,814

Class S Shares
Issued	3,341	1,196
Reinvestment of Dividends	14	27
Redeemed	(61)	—

Total Increase in Class S Shares	3,294	1,223

Investor Shares
Issued	621	1,267
Reinvestment of Dividends	6	20
Redeemed	—	(361)

Total Increase in Investor Shares	627	926

Net Increase in Shares Outstanding	536,884	597,963

^ Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †
Core Bond Fund
I Shares^
2018@	$10.03	$0.13	$(0.30)	$(0.17)		$(0.13)	$—	$(0.13)	$9.73	(1.70)%	$76,014	0.50%	0.88%	2.68%	22%
2017	$10.08	$0.25	$(0.04)	$0.21		$(0.26)	$—	$(0.26)	$10.03	2.16%	$67,563	0.50%	1.04%	2.52%	37%
2016	$9.86	$0.20	$0.25	$0.45		$(0.23)	$—	$(0.23)	$10.08	4.59%	$49,760	0.53%	1.19%	2.04%	55%
2015(1)	$10.00	$0.13	$(0.15)	$(0.02)		$(0.12)	$—	$(0.12)	$9.86	(0.18)%	$41,487	0.60%	1.19%	1.87%	68%
Class S Shares
2018@	$10.03	$0.13	$(0.31)	$(0.18)		$(0.13)	$—	$(0.13)	$9.72	(1.81)%	$1,018	0.52%	0.89%	2.76%	22%
2017	$10.07	$0.25	$(0.03)	$0.22		$(0.26)	$—	$(0.26)	$10.03	2.28%	$11	0.50%	1.05%	2.52%	37%
2016	$9.86	$0.20	$0.24	$0.44		$(0.23)	$—	$(0.23)	$10.07	4.45%	$11	0.58%	1.23%	2.00%	55%
2015(2)	$9.78	$0.05	$0.09	$0.14		$(0.06)	$—	$(0.06)	$9.86	1.39%	$10	0.63%	1.31%	1.64%	68%
Investor Shares
2018@	$10.03	$0.12	$(0.31)	$(0.19)		$(0.12)	$—	$(0.12)	$9.72	(1.91)%	$66	0.76%	1.14%	2.45%	22%
2017	$10.07	$0.22	$(0.03)	$0.19		$(0.23)	$—	$(0.23)	$10.03	1.96%	$33	0.80%	1.33%	2.21%	37%
2016(3)	$10.12	$0.04	$(0.04)	$—		$(0.05)	$—	$(0.05)	$10.07	(0.01)%	$10	0.88%	1.62%	1.15%	55%
Limited Duration Fund
I Shares^
2018@	$9.96	$0.10	$(0.15)	$(0.05)		$(0.10)	$—	$(0.10)	$9.81	(0.53)%	$98,395	0.50%	0.85%	2.07%	40%
2017	$10.01	$0.16	$(0.05)	$0.11		$(0.16)	$—	$(0.16)	$9.96	1.10%	$83,783	0.50%	1.01%	1.61%	94%
2016	$9.99	$0.11	$0.02	$0.13		$(0.11)	$—	$(0.11)	$10.01	1.35%	$51,933	0.53%	1.19%	1.09%	76%
2015(1)	$10.00	$0.05	$(0.01)	$0.04		$(0.05)	$—	$(0.05)	$9.99	0.36%	$39,696	0.60%	1.22%	0.77%	77%
Class S Shares
2018@	$9.96	$0.10	$(0.14)	$(0.04)		$(0.10)	$—	$(0.10)	$9.82	(0.45)%	$11	0.56%	0.91%	2.02%	40%
2017	$10.01	$0.16	$(0.05)	$0.11		$(0.16)	$—	$(0.16)	$9.96	1.12%	$10	0.50%	1.01%	1.60%	94%
2016	$9.99	$0.10	$0.02	$0.12		$(0.10)	$—	$(0.10)	$10.01	1.24%	$10	0.59%	1.18%	0.98%	76%
2015(2)	$9.99	$0.02	$—	$0.02		$(0.02)	$—	$(0.02)	$9.99	0.24%	$151	0.65%	1.48%	0.71%	77%
Investor Shares
2018@	$9.95	$0.09	$(0.15)	$(0.06)		$(0.09)	$—	$(0.09)	$9.80	(0.65)%	$91	0.76%	1.11%	1.82%	40%
2017	$10.01	$0.14	$(0.07)	$0.07		$(0.13)	$—	$(0.13)	$9.95	0.72%	$73	0.79%	1.26%	1.37%	94%
2016(3)	$10.02	$0.02	$(0.01)	$0.01		$(0.02)	$—	$(0.02)	$10.01	0.14%	$10	0.89%	1.64%	0.64%	76%
Large Cap Growth Fund
I Shares^
2018@	$12.35	$0.01	$0.66	$0.67		$(0.01)	$(0.09)	$(0.10)	$12.92	5.46%	$56,555	0.90%	1.13%	0.10%	51%
2017	$9.79	$0.02	$2.57	$2.59		$(0.03)	$—	$(0.03)	$12.35	26.45%	$46,955	0.90%	1.34%	0.16%	86%
2016	$10.01	$0.03	$(0.22)	$(0.19)		$(0.03)	$—	$(0.03)	$9.79	(1.87)%	$27,879	0.90%	1.55%	0.34%	75%
2015(1)	$10.00	$0.01	$0.01	$0.02		$(0.01)	$—	$(0.01)	$10.01	0.16%	$22,118	0.90%	1.61%	0.08%	66%
Class S Shares
2018@	$12.34	$—	$0.67	$0.67		$(0.01)	$(0.09)	$(0.10)	$12.91	5.46%	$835	0.92%	1.15%	0.06%	51%
2017	$9.78	$0.02	$2.57	$2.59		$(0.03)	$—	$(0.03)	$12.34	26.47%	$12	0.90%	1.34%	0.17%	86%
2016	$10.00	$0.03	$(0.22)	$(0.19)		$(0.03)	$—	$(0.03)	$9.78	(1.91)%	$10	0.93%	1.58%	0.30%	75%
2015(2)	$10.22	$—	$(0.22)	$(0.22)		$—	$—	$—	$10.00	(2.12)%	$10	0.93%	1.79%	0.03%	66%
Investor Shares
2018@	$12.32	$(0.01)	$0.66	$0.65	$	—#	$(0.09)	$(0.09)	$12.88	5.30%	$66	1.16%	1.39%	(0.21)%	51%
2017	$9.78	$(0.02)	$2.56	$2.54		$—	$—	$—	$12.32	26.00%	$33	1.20%	1.63%	(0.19)%	86%
2016(3)	$9.61	$—	$0.17	$0.17		$—	$—	$—	$9.78	1.78%	$10	1.27%	1.96%	(0.03)%	75%

*	Per share data calculated using the average shares method.
†	Total return and portfolio turnover are for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
‡	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.
#	Amount is less than $0.005.
@	For the six-month period ended April 30, 2018 (unaudited). All ratios for the period have been annualized.
(1)	Commenced operations on February 27, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on July 14, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †
Large Cap Value Fund
I Shares^
2018@	$11.75	$0.08	$0.40	$0.48		$(0.08)	$(0.17)	$—	$(0.25)	$11.98	4.09%	$55,934	0.90%	1.13%	1.31%	28%
2017	$9.71	$0.16	$2.03	$2.19		$(0.15)	$—	$—	$(0.15)	$11.75	22.67%	$46,374	0.90%	1.33%	1.41%	46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$—	$—	$(0.16)	$9.71	3.11%	$28,109	0.90%	1.54%	1.66%	57%
2015(1)	$10.00	$0.09	$(0.43)	$(0.34)		$(0.08)	$—	$—	$(0.08)	$9.58	(3.36)%	$21,376	0.90%	1.62%	1.33%	54%
Class S Shares
2018@	$11.75	$0.06	$0.41	$0.47		$(0.07)	$(0.17)	$—	$(0.24)	$11.98	4.02%	$228	1.10%	1.34%	1.01%	28%
2017	$9.71	$0.15	$2.04	$2.19		$(0.15)	$—	$—	$(0.15)	$11.75	22.66%	$13	0.92%	1.35%	1.39%	46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$—	$—	$(0.16)	$9.71	3.07%	$10	0.94%	1.58%	1.65%	57%
2015(2)	$9.92	$0.03	$(0.34)	$(0.31)		$(0.03)	$—	$—	$(0.03)	$9.58	(3.10)%	$10	0.93%	1.80%	1.07%	54%
Investor Shares
2018@	$11.74	$0.06	$0.41	$0.47		$(0.07)	$(0.17)	$—	$(0.24)	$11.97	3.98%	$70	1.16%	1.39%	0.96%	28%
2017	$9.71	$0.12	$2.03	$2.15		$(0.12)	$—	$—	$(0.12)	$11.74	22.23%	$33	1.20%	1.62%	1.05%	46%
2016(3)	$9.36	$0.03	$0.35	$0.38		$(0.03)	$—	$—	$(0.03)	$9.71	4.07%	$10	1.27%	1.95%	0.90%	57%
Small Cap Fund‡
I Shares^
2018@	$12.30	$—	$(0.10)	$(0.10)	$	—#	$(0.58)	$—	$(0.58)	$11.62	(0.96)%	$79,530	1.05%	1.20%	(0.03)%	48%
2017	$9.62	$—	$2.69	$2.69		$(0.01)	$—	$—	$(0.01)	$12.30	28.01%	$76,196	1.05%	1.33%	0.03%	108%
2016	$9.91	$0.02	$(0.29)	$(0.27)		$(0.01)	$—	$(0.01)	$(0.02)	$9.62	(2.75)%	$43,385	1.05%	1.51%	0.17%	83%
2015(1)	$10.00	$—	$(0.08)	$(0.08)		$—	$—	$(0.01)	$(0.01)	$9.91	(0.80)%	$40,350	1.05%	1.49%	0.01%	64%
Class S Shares
2018@	$12.29	$(0.01)	$(0.10)	$(0.11)		$—	$(0.58)	$—	$(0.58)	$11.60	(1.06)%	$216	1.26%	1.41%	(0.25)%	48%
2017	$9.62	$(0.01)	$2.69	$2.68		$(0.01)	$—	$—	$(0.01)	$12.29	27.88%	$199	1.09%	1.36%	(0.06)%	108%
2016	$9.91	$0.01	$(0.28)	$(0.27)		$(0.01)	$—	$(0.01)	$(0.02)	$9.62	(2.77)%	$9	1.09%	1.55%	0.13%	83%
2015(2)	$10.55	$(0.01)	$(0.63)	$(0.64)		$—	$—	$—	$—	$9.91	(6.07)%	$10	1.09%	1.65%	(0.34)%	64%
Investor Shares
2018@	$12.27	$(0.02)	$(0.10)	$(0.12)		$—	$(0.58)	$—	$(0.58)	$11.57	(1.15)%	$86	1.31%	1.45%	(0.30)%	48%
2017	$9.61	$(0.04)	$2.70	$2.66		$—	$—	$—	$—	$12.27	27.68%	$78	1.34%	1.61%	(0.33)%	108%
2016(3)	$9.35	$(0.01)	$0.27	$0.26		$—	$—	$—	$—	$9.61	2.81%	$10	1.41%	1.93%	(0.38)%	83%
International Equity Fund
I Shares^
2018@	$11.80	$0.07	$0.48	$0.55		$(0.04)	$—	$—	$(0.04)	$12.31	4.69%	$72,191	1.10%	1.40%	1.14%	20%
2017	$9.35	$0.16	$2.46	$2.62		$(0.17)	$—	$—	$(0.17)	$11.80	28.20%	$62,905	1.10%	1.56%	1.58%	40%
2016	$9.13	$0.15	$0.22	$0.37		$(0.15)	$—	$—	$(0.15)	$9.35	4.12%	$44,282	1.10%	1.71%	1.65%	55%
2015(1)	$10.00	$0.15	$(0.90)	$(0.75)		$(0.12)	$—	$—	$(0.12)	$9.13	(7.50)%	$37,748	1.10%	1.71%	2.36%	30%
Class S Shares
2018@	$11.80	$0.07	$0.46	$0.53		$(0.03)	$—	$—	$(0.03)	$12.30	4.53%	$69	1.31%	1.61%	1.11%	20%
2017	$9.35	$0.18	$2.44	$2.62		$(0.17)	$—	$—	$(0.17)	$11.80	28.18%	$27	1.11%	1.57%	1.66%	40%
2016	$9.12	$0.15	$0.22	$0.37		$(0.14)	$—	$—	$(0.14)	$9.35	4.20%	$9	1.13%	1.74%	1.63%	55%
2015(2)	$9.82	$0.03	$(0.71)	$(0.68)		$(0.02)	$—	$—	$(0.02)	$9.12	(6.88)%	$9	1.14%	1.80%	1.03%	30%
Investor Shares
2018@	$11.79	$0.06	$0.48	$0.54		$(0.03)	$—	$—	$(0.03)	$12.30	4.57%	$33	1.36%	1.66%	1.01%	20%
2017	$9.35	$0.14	$2.44	$2.58		$(0.14)	$—	$—	$(0.14)	$11.79	27.72%	$25	1.39%	1.85%	1.32%	40%
2016(3)	$8.68	$—	$0.68	$0.68		$(0.01)	$—	$—	$(0.01)	$9.35	7.80%	$11	1.47%	2.14%	0.12%	55%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Catholic Investor Core Bond Fund (“Core Bond Fund”), Catholic Investor Limited Duration Bond Fund (“Limited Duration Bond Fund”), Catholic Investor Large Cap Growth Fund (“Large Cap Growth Fund”), Catholic Investor Large Cap Value Fund (“Large Cap Value Fund”), Catholic Investor Small Cap Fund (“Small Cap Fund”) and Catholic Investor International Equity Fund (“International Equity Fund”) (collectively the “Funds,” individually a “Fund”), all of which are diversified Funds. The investment objective of the Core Bond Fund and Limited Duration Bond Fund is to seek current income and capital preservation. The investment objective of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended April 30, 2018, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund’s maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six-month period ended April 30, 2018, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company (“SEIC”), and/or SEI Investments Distribution Co. (the “Distributor”), also a wholly owned subsidiary of SEIC. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the six-month period ended April 30, 2018, the Funds were charged the following for these services:

Core Bond Fund	$80,981
Limited Duration Bond Fund	103,601
Large Cap Growth Fund	59,692
Large Cap Value Fund	58,299
Small Cap Fund	88,307
International Equity Fund	74,983

For the six-month period ended April 30, 2018, the Administrator did not recapture any previously waived fees from the Funds.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of the Investor Shares and the Class S Shares of the Funds.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S and Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the six-month period ended April 30, 2018, the Funds were charged the following rates for these services:

	Class S Shares	Investor Shares
Core Bond Fund	0.02%	0.01%
Limited Duration Bond Fund	0.06%	0.04%
Large Cap Growth Fund	0.02%	0.01%
Large Cap Value Fund	0.02%	0.01%
Small Cap Fund	0.03%	0.01%
International Equity Fund	0.01%	0.01%

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Core Bond Fund, Limited Duration Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund at 0.40%, 0.40%, 0.60%, 0.60%, 0.725%, 0.90%, respectively, of each Fund’s average daily net assets.

Effective March 1, 2018, the Adviser has contractually agreed, through February 28, 2019, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

	Contractual Expense Limitations I Shares	Contractual Expense Limitations Class S Shares	Contractual Expense Limitations Investor Shares
Core Bond Fund	0.50%	0.70%	0.95%
Limited Duration Bond Fund	0.50%	0.70%	0.95%
Large Cap Growth Fund	0.90%	1.10%	1.35%
Large Cap Value Fund	0.90%	1.10%	1.35%
Small Cap Fund	1.05%	1.25%	1.50%
International Equity Fund	1.10%	1.30%	1.55%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the six-month period ending April 30, 2018.

Boston Advisors, LLC (the “Sub-Adviser”) and the Adviser have entered into an investment sub-advisory agreement dated February 26, 2015 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser for the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Fund and the International Equity Fund (the “Sub-Advised Funds”), makes investment decisions for the Sub-Advised Funds and administers the investment program of the Sub-Advised Funds, subject to the supervision of, and policies established by, the Adviser and the Board. For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each Sub-Advised Fund:

Sub-Adviser Fee Rate
Large Cap Growth Fund	0.35%
Large Cap Value Fund	0.35%
Small Cap Fund	0.425%
International Equity Fund	0.50%

6. Investment Transactions:

For the six-month period ended April 30, 2018, the Funds made purchases and sales of investment securities other than short-term securities as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Core Bond Fund	$16,060,192	$8,370,336	$11,288,302	$7,532,244
Limited Duration Fund	25,146,953	21,083,989	18,395,995	13,198,708
Large Cap Growth Fund	34,748,647	27,041,822	—	—
Large Cap Value Fund	21,769,235	14,485,706	—	—
Small Cap Fund	40,869,357	37,421,907	—	—
International Equity Fund	19,794,271	13,431,855	—	—

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

As of April 30, 2018, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small Cap Fund	International Equity Fund
2016	2019	$248,549	$250,926	$149,906	$149,473	$179,205	$227,042
2017	2020	316,137	349,127	164,950	159,393	193,701	241,502
2018	2021	289,891	328,544	142,724	142,452	153,406	225,143

	Total	$854,577	$928,597	$457,580	$451,318	$526,312	$693,687

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Core Bond Fund
2017	$1,461,827	$—	$—	$1,461,827
2016	1,032,270	—	—	1,032,270
Limited Duration Bond Fund
2017	1,042,207	—	—	1,042,207
2016	541,812	—	—	541,812
Large Cap Growth Fund
2017	58,153	24,605	—	82,758
2016	81,835	—	—	81,835
Large Cap Value Fund
2017	502,038	—	—	502,038
2016	410,944	—	—	410,944
Small Cap Fund
2017	80,739	—	—	80,739
2016	76,238	—	27,609	103,847
International Equity Fund
2017	827,936	—	—	827,936
2016	629,612	—	—	629,612

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Core Bond Fund	$157,295	$—	$(110,976)	$—	$165,378	$2	$211,699
Limited Duration Bond Fund	123,070	—	(171,439)	—	(168,326)	(1)	(216,696)
Large Cap Growth Fund	—	368,521	—	—	7,476,503	(28,806)	7,816,218
Large Cap Value Fund	3,669	712,023	(314,419)	—	5,616,376	(1)	6,017,648
Small Cap Fund	522,494	3,196,253	—	(62,808)	11,271,067	(2)	14,927,004
International Equity Fund	89,457	—	(1,261,238)	—	11,081,265	(2)	9,909,482

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. All capital losses carried forward by the Funds were incurred after the enactment of the Regulated Investment Company Modernization Act of 2010. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22,

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2018 (Unaudited)

2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards, all of which are not subject to expiration are as follows:

	Short-Term Loss	Long-Term Loss	Total
Core Bond Fund	$85,019	$25,957	$110,976
Limited Duration Bond Fund	114,680	56,759	171,439
Large Cap Growth Fund	28,807	—	28,807
Large Cap Value Fund	314,419	—	314,419
International Equity Fund	1,162,681	98,557	1,261,238

During the year ended October 31, 2017, the Core Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund utilized $72,917, $1,236,721, $650,452, $3,462,851 and $1,378,506, respectively, of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$77,423,373	$151,487	$(2,113,552)	$(1,962,065)
Limited Duration Fund	98,455,298	65,927	(1,424,791)	(1,358,864)
Large Cap Growth Fund	50,028,235	8,154,801	(1,060,114)	7,094,687
Large Cap Value Fund	47,976,064	7,689,023	(1,670,699)	6,018,324
Small Cap Fund	71,399,311	9,247,583	(3,177,575)	6,070,008
International Equity Fund	58,790,652	13,728,268	(1,857,695)	11,870,573

8. Concentration of Risks:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership	No. of Shareholders Investor Shares	% Ownership
Core Bond Fund	2	48%	1	99%	3	83%
Limited Duration Bond Fund	2	41%	1	96%	3	82%
Large Cap Growth Fund	2	42%	1	98%	3	75%
Large Cap Value Fund	2	41%	1	94%	3	63%
Small Cap Fund	2	73%	1	85%	2	78%
International Equity Fund	1	72%	2	99%	3	76%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$983.00	0.50%	$2.46
Class S Shares	1,000.00	981.90	0.52%	2.56
Investor Shares	1,000.00	980.90	0.76%	3.73
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,022.22	0.52%	2.61
Investor Shares	1,000.00	1,021.03	0.76%	3.81
Limited Duration Bond Fund
Actual Fund Return
I Shares	$1,000.00	$994.70	0.50%	$2.47
Class S Shares	1,000.00	995.50	0.56%	2.77
Investor Shares	1,000.00	993.50	0.76%	3.76
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,022.02	0.56%	2.81
Investor Shares	1,000.00	1,021.03	0.76%	3.81
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$1,054.60	0.90%	$4.58
Class S Shares	1,000.00	1,054.60	0.92%	4.69
Investor Shares	1,000.00	1,053.00	1.16%	5.90
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,020.23	0.92%	4.61
Investor Shares	1,000.00	1,019.04	1.16%	5.81

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,040.90	0.90%	$4.55
Class S Shares	1,000.00	1,040.20	1.10%	5.56
Investor Shares	1,000.00	1,039.80	1.16%	5.87
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.34	1.10%	5.51
Investor Shares	1,000.00	1,019.04	1.16%	5.81
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$990.40	1.05%	$5.18
Class S Shares	1,000.00	989.40	1.26%	6.22
Investor Shares	1,000.00	988.50	1.31%	6.46
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class S Shares	1,000.00	1,018.55	1.26%	6.31
Investor Shares	1,000.00	1,018.30	1.31%	6.56
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,046.90	1.10%	$5.58
Class S Shares	1,000.00	1,045.30	1.31%	6.64
Investor Shares	1,000.00	1,045.70	1.36%	6.90
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class S Shares	1,000.00	1,018.30	1.31%	6.56
Investor Shares	1,000.00	1,018.05	1.36%	6.80

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on June 21, 2017 (the “June Meeting”) and December 7, 2017 (the “December Meeting”) to decide whether to renew the following agreements (the “Agreements”):

•	the advisory agreement (the “Advisory Agreement”) between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Catholic Investor Core Bond Fund, the Catholic Investor Limited Duration Fund, the Catholic Investors Large Cap Growth Fund, the Catholic Investor Large Cap Value Fund, the Catholic Investor Small Cap Fund and the Catholic Investor International Equity Fund (collectively, the “Funds”); and

•	the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Boston Advisors, LLC (the “Sub-Adviser”) with respect to the Catholic Investor Large Cap Growth Fund, the Catholic Investor Large Cap Value Fund, the Catholic Investor Small Cap Fund and the Catholic Investor International Equity Fund.

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fees under the Sub-Advisory Agreement and the portion of the fees under the Advisory Agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and, at the June Meeting, agreed to renew the Sub-Advisory Agreement through December 31, 2017, and, at the December Meeting, agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Catholic Investor Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

Sub-Advisor

Boston Advisors, LLC

One Liberty Square, 10th Floor

Boston, MA 02109

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018